Not FDIC Insured May Lose Value No Bank Guarantee
101-Q1PH

Schedule of Investments
(unaudited)
Templeton Growth Fund, Inc. 2
Notes to Schedule of Investments 5

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited), November 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 93.6%
Canada 2.2%
Canadian Pacific Kansas City Ltd. .... Ground Transportation 1,228,366 $ 89,148,721
Royal Bank of Canada ............ Banks 722,003 111,329,354
200,478,075
China 2.7%
BYD Co. Ltd. , H ................. Automobiles 6,686,000 84,028,681
Tencent Holdings Ltd. ............. Interactive Media & Services 2,127,200 168,073,354
252,102,035
France 7.5%
Airbus SE ...................... Aerospace & Defense 885,432 208,246,898
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 238,332 176,156,787
Safran SA ...................... Aerospace & Defense 499,786 168,008,941
Vinci SA ....................... Construction & Engineering 1,035,401 146,935,735
699,348,361
Germany 3.3%
SAP SE ....................... Software 432,973 104,524,031
Siemens AG .................... Industrial Conglomerates 549,573 145,748,838
a
Siemens Energy AG .............. Electrical Equipment 398,633 53,377,887
303,650,756
Hong Kong 1.1%
AIA Group Ltd. .................. Insurance 9,931,200 103,442,193
India 1.7%
HDFC Bank Ltd. ................. Banks 13,712,489 154,951,923
Japan 5.6%
Ebara Corp. .................... Machinery 3,816,195 100,095,462
Keyence Corp. .................. Electronic Equipment, Instruments &
Components 348,000 118,462,502
Mitsubishi Electric Corp. ........... Electrical Equipment 3,255,400 88,019,296
Mizuho Financial Group, Inc. ........ Banks 3,164,831 111,613,725
Sumitomo Mitsui Financial Group, Inc. . Banks 3,473,638 105,107,088
523,298,073
Netherlands 5.6%
Akzo Nobel NV .................. Chemicals 1,895,216 123,205,006
ASM International NV ............. Semiconductors & Semiconductor Equipment 178,022 98,477,956
ING Groep NV .................. Banks 7,146,755 185,308,109
Universal Music Group NV ......... Entertainment 4,595,740 118,099,934
525,091,005
South Korea 1.9%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,532,857 173,963,865
Taiwan 3.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 959,256 279,632,717
United Kingdom 7.8%
AstraZeneca plc ................. Pharmaceuticals 980,776 181,844,668
Rolls-Royce Holdings plc .......... Aerospace & Defense 13,108,275 185,013,720
SSE plc ....................... Electric Utilities 6,038,301 175,675,664
Unilever plc ..................... Personal Care Products 2,983,308 180,229,463
722,763,515

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United States 51.2%
Alcon AG ...................... Health Care Equipment & Supplies 1,139,949 $ 90,872,354
Alphabet, Inc. , A ................. Interactive Media & Services 1,347,433 431,421,098
a
Amazon.com, Inc. ................ Broadline Retail 1,162,060 271,015,633
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 842,859 235,031,232
BP plc ......................... Oil, Gas & Consumable Fuels 29,541,913 177,418,282
Broadcom, Inc. .................. Semiconductors & Semiconductor Equipment 270,625 109,051,050
a
Builders FirstSource, Inc. .......... Building Products 675,704 75,834,260
Charles Schwab Corp. (The) ........ Capital Markets 996,908 92,443,279
CRH plc ....................... Construction Materials 953,367 114,365,905
Crown Holdings, Inc. .............. Containers & Packaging 996,144 96,456,624
Eli Lilly & Co. ................... Pharmaceuticals 213,392 229,496,694
Ferguson Enterprises, Inc. ......... Trading Companies & Distributors 592,454 149,102,898
HCA Healthcare, Inc. .............. Health Care Providers & Services 281,778 143,224,940
Honeywell International, Inc. ........ Industrial Conglomerates 663,395 127,497,885
a
ICON plc ....................... Life Sciences Tools & Services 656,628 121,476,180
Intercontinental Exchange, Inc. ...... Capital Markets 586,685 92,285,551
Intuit, Inc. ...................... Software 130,936 83,023,899
KeyCorp ....................... Banks 5,421,612 99,649,229
McCormick & Co., Inc. ............ Food Products 1,416,127 95,560,250
Medtronic plc ................... Health Care Equipment & Supplies 929,623 97,917,191
Meta Platforms, Inc. , A ............ Interactive Media & Services 223,186 144,613,369
Microsoft Corp. .................. Software 865,830 425,997,018
NIKE, Inc. , B .................... Textiles, Apparel & Luxury Goods 1,833,073 118,471,508
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 2,203,160 389,959,320
PNC Financial Services Group, Inc.
(The) ........................ Banks 479,327 91,417,245
Schneider Electric SE ............. Electrical Equipment 375,604 101,077,166
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 412,077 243,467,454
UnitedHealth Group, Inc. ........... Health Care Providers & Services 388,482 128,109,709
Wells Fargo & Co. ................ Banks 1,088,350 93,434,847
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 1,015,933 99,073,786
4,768,765,856
Total Common Stocks (Cost $ 6,766,814,178 ) ....................................
8,707,488,374
a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 6,766,814,178 ) .............................
8,707,488,374
Short Term Investments 6.5%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 6.5%
Australia 2.1%
Australia & New Zealand Banking Group
Ltd. , 3.89% , 12/01/25 ............ 200,000,000 200,000,000
Canada 2.7%
Bank of Montreal , 4% , 12/01/25 ...... 30,000,000 30,000,000
National Bank of Canada , 3.83% ,
12/01/25 ..................... 200,000,000 200,000,000

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 7 .
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits
(continued)
Canada (continued)
Royal Bank of Canada , 3.8% , 12/01/25 19,800,000 $ 19,800,000
249,800,000
France 1.7%
Credit Agricole Corporate and
Investment Bank SA , 3.82% , 12/01/25 155,000,000 155,000,000
Total Time Deposits (Cost $ 604,800,000 ) .......................................
604,800,000
a a a a a
Total Short Term Investments (Cost $ 604,800,000 ) ...............................
604,800,000
a a a
Total Investments (Cost $ 7,371,614,178 ) 100.1% ................................
$9,312,288,374
Other Assets, less Liabilities (0.1) % ...........................................
(7,917,990)
Net Assets 100.0% ...........................................................
$9,304,370,384
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.

Templeton Growth Fund, Inc.

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Directors (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Canada .............................. $ 200,478,075 $ — $ — $ 200,478,075
China ............................... — 252,102,035 — 252,102,035
France ............................... — 699,348,361 — 699,348,361
Germany ............................. — 303,650,756 — 303,650,756
Hong Kong ........................... — 103,442,193 — 103,442,193
India ................................ — 154,951,923 — 154,951,923
Japan ............................... — 523,298,073 — 523,298,073
Netherlands ........................... — 525,091,005 — 525,091,005
South Korea .......................... — 173,963,865 — 173,963,865
Taiwan ............................... 279,632,717 — — 279,632,717
United Kingdom ........................ — 722,763,515 — 722,763,515
United States .......................... 4,399,398,054 369,367,802 — 4,768,765,856
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 604,800,000 — 604,800,000
Total Investments in Securities ........... $4,879,508,846 $4,432,779,528
b
$— $9,312,288,374
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $3,827,979,528, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
2. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.